Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Integrated Small Cap Growth Fund - Class A | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Small Cap Growth Fund - Class A | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Small Cap Growth Fund - Class A | CommVault Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Integrated Small Cap Growth Fund - Class A | Legalzoom.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Integrated Small Cap Growth Fund - Class A | Palomar Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Integrated Small Cap Growth Fund - Class A | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Class A | AxoGen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Class A | Upwork, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Class A | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Class A | Freshworks, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Columbia Integrated Small Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Columbia Integrated Small Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Columbia Integrated Small Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Integrated Small Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Integrated Small Cap Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Integrated Small Cap Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Integrated Small Cap Growth Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Integrated Small Cap Growth Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Small Cap Growth Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Integrated Small Cap Growth Fund - Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Integrated Small Cap Growth Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Small Cap Growth Fund - Institutional Class | CommVault Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Legalzoom.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Palomar Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Institutional Class | AxoGen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Upwork, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Freshworks, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%